Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

ASC 280, "Segment Reporting", establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments. The Company uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company's reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management's assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenue by major products for the years ended December 31, 2019, 2018 and 2017, respectively.

	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Cutlery	$68,648,828	$66,558,851	$62,104,253
Straws	21,887,800	23,572,926	18,631,276
Cups and plates	48,126,622	37,439,353	33,536,297
Others	12,450,121	11,093,142	9,936,680
Total	$151,113,371	$138,664,272	$124,208,506

The following table presents revenue by geographic areas for the years ended December 31, 2019, 2018 and 2017, respectively.

	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017
Revenue from United States	$129,660,141	$118,307,987	$106,563,934
Revenue from Europe	1,456,825	6,621,940	6,101,139
Revenue from Canada	5,574,844	1,635,667	1,943,946
Revenue from China	10,220,725	8,286,146	7,740,720
Revenue from other foreign countries	4,200,836	3,812,532	1,858,767
Total	$151,113,371	$138,664,272	$124,208,506

Long-lived assets of $59,981,251 and $13,047,425 were located in China and other countries, respectively, as of December 31, 2019. Long-lived assets of $58,848,571 and $4,271,140 were located in China and other countries, respectively, as of December 31, 2018.